PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Less: accumulated depreciation	$ (224,152)	$ (231,973)	$ (651,437)	$ (648,946)
Property and equipment, net (Note 6)	$ 3,740	$ 2,883	$ 26,592	48,131
Salvage value	3.00%	3.00%	3.00%
Depreciation expenses	$ 297	$ 838	$ 2,491	17,846
Vehicles [Member]
Property, Plant and Equipment, Gross			$ 463,425	477,034
Salvage value		3.00%	3.00%
Useful life (years)		5 years	5 years
Office equipment
Property, Plant and Equipment, Gross	$ 200,947	$ 208,765	$ 190,763	196,365
Salvage value	3.00%	3.00%	3.00%
Useful life (years)	5 years	5 years	5 years
Electric equipment
Property, Plant and Equipment, Gross	$ 26,945	$ 26,091	$ 23,841	$ 23,678
Salvage value	3.00%	3.00%	3.00%
Useful life (years)	5 years	5 years	5 years